Shareholders' equity - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	May. 29, 2015	May. 19, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Class of Stock [Line Items]
Amounts available for distributions			¥ 735,394	¥ 583,354	¥ 538,021
Investee undistributed earnings equity method			¥ 164,311	¥ 136,112	¥ 125,944
Dividends on common stock per share			¥ 19	¥ 17	¥ 8
Minimum tradable quantity of share lot			100
Common stock held in treasury, shares			223,697,388	104,932,139
Common stock held in treasury, value			¥ 151,805	¥ 72,090
Repurchased shares of common stock			155,232,995	40,054,831	19,209
Subsequent Event [Member]
Class of Stock [Line Items]
Date of the board of directors		May 19, 2015
Repurchased shares of common stock	24,331,100
Repurchased shares of common stock at cost	¥ 19,977
Subsequent Event [Member] | Maximum [Member]
Class of Stock [Line Items]
Repurchased shares of common stock		25,000,000
Repurchased shares of common stock at cost		¥ 20,000
Affiliated companies
Class of Stock [Line Items]
Common stock held in treasury, shares			1,141,686	1,143,181	1,257,966
Common stock held in treasury, value			¥ 2,017	¥ 2,120	¥ 2,161